Organisation and basis of preparation (Policies)	6 Months Ended
Jun. 30, 2019
Significant accounting policies [Abstract]
Basis of preparation [text block]

Basis of preparation

These Condensed interim financial statements are prepared in accordance with International Accounting Standard 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB) and as adopted by the European Union (EU). The Condensed interim financial statements do not include all the information and disclosures required by International Financial Reporting Standards (IFRS) for a complete set of financial statements, and these Condensed interim financial statements should be read in conjunction with the Consolidated annual financial statements for 2018. IFRS as adopted by the EU differ in certain respects from IFRS as issued by the IASB, but the differences do not impact Equinor's financial statements for the periods presented. A description of the significant accounting policies applied in preparing these Condensed interim financial statements is included in Equinor`s Consolidated annual financial statements for 2018.

With effect as of 1 January 2019, Equinor made the following changes affecting the significant accounting policies:

  Implementation of IFRS 16 Leases. Reference is made to note 8 Changes in accounting policies 2019 for further information about the standard, the policy choices made by Equinor, and the IFRS 16 implementation impact.
  Change in accounting policy for recognising revenue from the production of oil and gas properties in which Equinor shares an interest with other companies. Instead of recognising revenue based on Equinor’s ownership in producing fields, Equinor now recognises revenue on the basis of volumes lifted and sold to customers during the period (the sales method). This policy change was made due to the discussion in the IFRS Interpretations Committee (IFRIC) on the topic “Sale of output by a joint operator (IFRS 11)”, which was concluded in March 2019. The impact of this change on Equinor’s financial statements was not material.

There have been no other changes to the significant accounting policies in the first half of 2019 compared to the Consolidated annual financial statements for 2018.

The Condensed interim financial statements reflect all adjustments which are, in the opinion of management, necessary for a fair statement of the financial position, results of operations and cash flows for the dates and interim periods presented. Interim period results are not necessarily indicative of results of operations or cash flows for an annual period. Certain amounts in the comparable periods in the note disclosures have been reclassified to conform to current period presentation. The subtotals and totals in some of the tables may not equal the sum of the amounts shown due to rounding.

The Condensed interim financial statements are unaudited.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies and reported amounts of assets and liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making the judgments about carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an on-going basis, considering current and expected future market conditions. A change in an accounting estimate is recognised in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.